June 30, 2022	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351
VIA EDGAR	F +1 202 778 9100

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Premier VIP Trust (File No. 811-10509) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement registers shares of beneficial interest in the series of the Trust known as EQ/Core Plus Bond Portfolio.

The Registration Statement includes a Notice of Joint Special Meeting of Shareholders of 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/Invesco International Growth Portfolio, and EQ/Franklin Strategic Income Portfolio (each, an “Acquired Portfolio”), each a series of EQ Advisors Trust, another registered investment company in the same group of investment companies as the Trust, a Combined Proxy Statement and Prospectus (the “Proxy/Prospectus”), a Statement of Additional Information (the “SAI”), and forms of voting instruction and proxy cards relating to a Joint Special Meeting of Shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the proposed reorganizations of: (1) 1290 VT Low Volatility Global Equity Portfolio into EQ/Common Stock Index Portfolio, also a series of EQ Advisors Trust; (2) EQ/Franklin Growth Allocation Portfolio into EQ/JPMorgan Growth Allocation Portfolio, also a series of EQ Advisors Trust; (3) EQ/First Trust Moderate Growth Allocation Portfolio into EQ/Invesco Moderate Growth Allocation Portfolio, also a series of EQ Advisors Trust; (4) AXA Investment Managers Moderate Allocation Portfolio into 1290 VT Moderate Growth Allocation Portfolio, also a series of EQ Advisors Trust; (5) EQ/Invesco International Growth Portfolio into EQ/MFS International Growth Portfolio, also a series of EQ Advisors Trust; and (6) EQ/Franklin Strategic Income Portfolio into EQ/Core Plus Bond Portfolio.

EQ Advisors Trust has determined to hold a Joint Special Meeting of Shareholders of the Acquired Portfolios to consider all of the proposed reorganizations, and EQ Advisors Trust and the Trust have determined to utilize a Combined Proxy/Prospectus that describes all of the proposed

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

June 30, 2022

reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy/Prospectus and the SAI, as well as the Letter to Contractholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Registration Statement, also are being filed separately in a registration statement on Form N-14 on behalf of EQ Advisors Trust (File No. 811-07953) with respect to the proposed reorganizations of certain Acquired Portfolios of EQ Advisors Trust into certain acquiring series of EQ Advisors Trust, as described above, and include information regarding those reorganizations.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP